Business Acquisition - Schedule of Purchase Price Components (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
		Nov. 30, 2021	Nov. 30, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Postcombination expenses	[1]			$ 2,972
Share Outstanding				97,454
Business Combination, Acquisition Related Costs				$ 3,250
Maximum [Member] | Common Class A
Business Acquisition [Line Items]
Asset Acquisition Share Issued Stock Options		145,895	145,895
Exact Earth Acquisition [Member]
Business Acquisition [Line Items]
Number of Shares Issued In Acquisition			5,230,167
Business Acquisition Market Share Price		$ 4.27	$ 4.27
Acquiree Outstanding Shares [Member]
Business Acquisition [Line Items]
Number of Shares Issued In Acquisition		4,984,225
Acquiree Outstanding Options
Business Acquisition [Line Items]
Number of Shares Issued In Acquisition				100,047
Restricted Stock Units (RSUs) | Exact Earth Acquisition [Member]
Business Acquisition [Line Items]
Business acquisition cash settlement		$ 8,888	$ 8,888

[1]	$2,972 was treated as post-combination expense in connection with the replacement of exactEarth’s outstanding equity awards. This amount has been reflected in the Consolidated Statement of Operations for the year ended December 31, 2021.